Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net [Abstract]
Schedule of accounts receivable net consists
	As of December, 31
	2022	2021
Accounts receivable	29,429,331	18,833,676
Allowance for credit losses	(3,417,845)	(2,073,836)
Accounts receivable, net	26,011,486	16,759,840

Schedule of company’s allowance for credit losses
	Year ended December 31,
	2022	2021
Opening balance	2,073,836	4,383,573
Additions charged	1,344,009	49,709
Bad debts written off	—	(2,359,446)
Closing balance	3,417,845	2,073,836